Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management
Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2017:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	695,213	271,564	—	90,616	1,057,393
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,317,164	—	—	—	1,317,164
Other instruments issued in Chile	221,092	—	—	—	221,092
Instruments issued abroad	—	322	—	—	322
Subtotal	1,538,256	322	—	—	1,538,578
Cash collateral on securities borrowed and reverse repurchase agreements	91,641	—	—	—	91,641
Derivative Contracts for Trading Purposes
Forwards	392,130	23,162	—	91,322	506,614
Swaps	472,492	79,614	—	158,017	710,123
Call Options	514	—	—	—	514
Put Options	2,841	—	—	—	2,841
Futures	—	—	—	—	—
Subtotal	867,977	102,776	—	249,339	1,220,092
Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	—	8,632	—	19,217	27,849
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Others	—	—	—	—	—
Subtotal	—	8,632	—	19,217	27,849
Loans and advances to Banks (before allowances)
Central Bank of Chile	350,916	—	—	—	350,916
Domestic banks	120,017	—	—	—	120,017
Foreign banks	—	—	158,524	130,828	289,352
Subtotal	470,933	—	158,524	130,828	760,285
Loans to Customers (before allowances)
Commercial loans	13,902,516	—	—	58,302	13,960,818
Residential mortgage loans	7,477,236	—	—	—	7,477,236
Consumer loans	4,013,459	—	—	—	4,013,459
Subtotal	25,393,211	—	—	58,302	25,451,513
Financial assets available-for-sale
From the Chilean government and Central Bank	356,368	—	—	—	356,368
Other instruments issued in Chile	1,168,913	—	—	—	1,168,913
Instruments issued abroad	—	—	—	1,034	1,034
Subtotal	1,525,281	—	—	1,034	1,526,315

								Electricity,	Agriculture
	Financial	Chilean		Retail				Gas and	and		Transportation
	Services	Central Bank	Government	(Individuals)	Trade	Manufacturing	Mining	Water	Livestock	Fishing	and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	894,972	162,421	—	—	—	—	—	—	—	—	—	—	—	—	1,057,393
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	—	1,062,558	254,606	—	—	—	—	—	—	—	—	—	—	—	1,317,164
Other instruments issued in Chile	221,092	—	—	—	—	—	—	—	—	—	—	—	—	—	221,092
Instruments issued abroad	322	—	—	—	—	—	—	—	—	—	—	—	—	—	322
Subtotal	221,414	1,062,558	254,606	—	—	—	—	—	—	—	—	—	—	—	1,538,578
Cash collateral on securities borrowed and reverse repurchase Agreements Payables	32,555	—	2,576	—	24,717	—	12,522	7,464	13	672	7,382	—	3,740	—	91,641
Derivative Contracts for Trading Purposes
Forwards	245,873	—	—	—	7,666	9,860	2,561	84	54	219	2,368	29	237,900	—	506,614
Swaps	643,735	—	—	—	44,773	5,563	839	4,679	2,862	9	7,244	―	419	—	710,123
Call Options	269	—	—	—	32	90	―	―	67	―	52	1	3	—	514
Put Options	734	—	—	—	1,432	396	―	―	222	―	―	11	46	—	2,841
Futures	—	—	—	—	—	―	―	―	―	―	―	―	―	—	—
Subtotal	890,611	—	—	—	53,903	15,909	3,400	4,763	3,205	228	9,664	41	238,368	—	1,220,092
Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	27,849	—	—	—	—	—	—	—	—	—	—	—	—	—	27,849
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	27,849	—	—	—	—	—	—	—	—	—	—	—	—	—	27,849
Loans and advances to Banks
Central Bank of Chile	—	350,916	—	—	—	—	—	—	—	—	—	—	—	—	350,916
Domestic banks	120,017	—	—	—	—	—	—	—	—	—	—	—	—	—	120,017
Foreign banks	289,352	—	—	—	—	—	—	—	—	—	—	—	—	—	289,352
Subtotal	409,369	350,916	—	—	—	—	—	—	—	—	—	—	—	—	760,285
Loans to Customers, Net
Commercial loans	1,851,649	—	—	—	2,035,129	1,399,692	422,176	565,695	1,354,069	145,266	1,612,930	1,493,373	1,964,238	1,116,601	13,960,818
Residential mortgage loans	—	—	—	7,477,236	—	―	―	―	―	―	―	―	―	―	7,477,236
Consumer loans	—	—	—	4,013,459	—	―	―	―	―	―	―	―	―	―	4,013,459
Subtotal	1,851,649	—	—	11,490,695	2,035,129	1,399,692	422,176	565,695	1,354,069	145,266	1,612,930	1,493,373	1,964,238	1,116,601	25,451,513
Financial assets available-for-sale
From the Chilean government and Central Bank	—	207,474	148,894	—	—	—	―	―	―	—	―	—	—	—	356,368
Other instruments issued in Chile	1,106,003	—	—	—	31,833	8,589	7,662	2,883	6,972	—	4,971	—	—	—	1,168,913
Instruments issued abroad	1,034	—	—	—	—	—	―	―	―	—	―	—	—	—	1,034
Subtotal	1,107,037	207,474	148,894	—	31,833	8,589	7,662	2,883	6,972	—	4,971	—	—	—	1,526,315

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2018:

	Chile	United States	Brazil	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	773,368	69,343	—	37,370	880,081
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	1,523,472	—	—	—	1,523,472
Other instruments issued in Chile	129,607	—	—	—	129,607
Instruments issued abroad	—	4,446	—	—	4,446
Mutual fund investment	87,841	—	—	—	87,841
Subtotal	1,740,920	4,446	—	—	1,745,366
Cash collateral on securities borrowed and reverse repurchase agreements	97,289	—	—	—	97,289
Derivative Contracts for Trading Purposes
Forwards	670,595	23,082	—	41,767	735,444
Swaps	453,191	98,414	—	186,525	738,130
Call Options	4,309	—	—	530	4,839
Put Options	56	—	—	64	120
Futures	—	—	—	—	—
Subtotal	1,128,151	121,496	—	228,886	1,478,533
Hedge Derivative Contracts
Forwards	—	—	—	—	—
Swaps	4,547	14,348	—	16,519	35,414
Call Options	—	—	—	—	—
Put Options	—	—	—	—	—
Futures	—	—	—	—	—
Others	—	—	—	—	—
Subtotal	4,547	14,348	—	16,519	35,414
Loans and advances to Banks (before allowances)
Central Bank of Chile	1,100,831	—	—	—	1,100,831
Domestic banks	100,023	—	—	—	100,023
Foreign banks	—	—	209,693	84,849	294,542
Subtotal	1,200,854	—	209,693	84,849	1,495,396
Loans to Customers (before allowances)
Commercial loans	15,344,854	—	354	93,190	15,438,398
Residential mortgage loans	8,052,073	—	—	—	8,052,073
Consumer loans	4,436,161	—	—	—	4,436,161
Subtotal	27,833,088	—	354	93,190	27,926,632
Financial Assets at Fair Value through OCI
From the Chilean Government and Central Bank of Chile	164,222	—	—	—	164,222
Other instruments issued in Chile	779,613	—	—	—	779,613
Instruments issued abroad	—	108,544	—	812	109,356
Subtotal	943,835	108,544	—	812	1,053,191

								Electricity,	Agriculture
	Financial	Chilean		Retail				Gas and	and		Transportation
	Services	Central Bank	Government	(Individuals)	Trade	Manufacturing	Mining	Water	Livestock	Fishing	and Telecom	Construction	Services	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Cash and Due from Banks	758,274	121,807	—	—	—	—	—	—	—	—	—	—	—	—	880,081
Financial Assets held-for-trading
From the Chilean Government and Central Bank of Chile	—	1,434,986	88,486	—	—	—	—	—	—	—	—	—	—	—	1,523,472
Other instruments issued in Chile	129,607	—	—	—	—	—	—	—	—	—	—	—	—	—	129,607
Instruments issued abroad	4,446	—	—	—	—	—	—	—	—	—	—	—	—	—	4,446
Mutual fund investment	87,841	—	—	—	—	—	—	—	—	—	—	—	—	—	87,841
Subtotal	221,894	1,434,986	88,486	—	—	—	—	—	—	—	—	—	—	—	1,745,366
Cash collateral on securities borrowed and reverse repurchase Agreements Payables	29,031	742	—	—	37,520	—	5,017	4,466	3,096	59	15,637	—	985	736	97,289
Derivative Contracts for Trading Purposes
Forwards	374,006	—	—	—	7,194	13,328	40	10,288	4,211	411	98	455	296	325,117	735,444
Swaps	584,743	—	—	—	51,916	7,348	22	4,026	10,006	2,249	2,235	680	74,250	655	738,130
Call Options	1,669	—	—	—	389	16	—	1,090	1,489	80	—	59	36	11	4,839
Put Options	64	—	—	—	51	5	—	—	—	—	—	—	—	—	120
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	960,482	—	—	—	59,550	20,697	62	15,404	15,706	2,740	2,333	1,194	74,582	325,783	1,478,533
Hedge Derivative Contracts
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	35,414	—	—	—	—	—	—	—	—	—	—	—	—	—	35,414
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	35,414	—	—	—	—	—	—	—	—	—	—	—	—	—	35,414
Loans and advances to Banks
Central Bank of Chile	—	1,100,831	—	—	—	—	—	—	—	—	—	—	—	—	1,100,831
Domestic banks	100,023	—	—	—	—	—	—	—	—	—	—	—	—	—	100,023
Foreign banks	294,542	—	—	—	—	—	—	—	—	—	—	—	—	—	294,542
Subtotal	394,565	1,100,831	—	—	—	—	—	—	—	—	—	—	—	—	1,495,396
Loans to Customers, Net
Commercial loans	2,122,599	—	—	—	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	15,438,398
Residential mortgage loans	—	—	—	8,052,073	—	—	—	—	—	—	—	—	—	—	8,052,073
Consumer loans	—	—	—	4,436,161	—	—	—	—	—	—	—	—	—	—	4,436,161
Subtotal	2,122,599	—	—	12,488,234	2,324,325	1,579,475	453,549	461,351	1,582,520	156,472	1,498,142	1,752,237	2,109,491	1,398,237	27,926,632
Financial Assets at Fair Value through OCI
From the Chilean Government and Central Bank of Chile	—	135,145	29,077	—	—	—	—	—	—	—	—	—	—	—	164,222
Other instruments issued in Chile	689,595	—	—	—	22,390	—	—	8,245	—	—	4,938	—	—	54,445	779,613
Instruments issued abroad	109,356	—	—	—	—	—	—	—	—	—	—	—	—	—	109,356
Subtotal	798,951	135,145	29,077	—	22,390	—	—	8,245	—	—	4,938	—	—	54,445	1,053,191

Schedule of guarantee values

		Fair value of collateral and credit enhancements held as of December 31, 2017
	Maximum
	exposure to
	credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	9,775,740	2,269,716	72,893	438,595	3,381	243,961	3,028,546	6,747,194
Small business lending	4,185,078	2,543,343	28,699	32,034	—	58,255	2,662,331	1,522,747
Consumer lending	4,013,459	283,091	938	1,776	—	18,594	304,399	3,709,060
Mortgage lending	7,477,236	6,922,454	90	267	—	—	6,922,811	554,425
Total	25,451,513	12,018,604	102,620	472,672	3,381	320,810	12,918,087	12,533,426

		Fair value of collateral and credit enhancements held as of December 31, 2018
	Maximum
	exposure to
	credit risk	Mortgages	Pledge (*)	Securities	Warrants	Others	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	11,705,859	2,589,429	75,105	423,556	2,263	221,919	3,312,272	8,393,587
Small business lending	3,732,539	2,977,286	31,270	28,974	—	71,140	3,108,670	623,869
Consumer lending	4,436,161	332,030	967	2,244	—	20,090	355,331	4,080,830
Mortgage lending	8,052,073	7,493,073	58	265	—	—	7,493,396	558,677
Total	27,926,632	13,391,818	107,400	455,039	2,263	313,149	14,269,669	13,656,963

(*)   Includes agricultural and industrial pledges and pledges without conveyance.

Schedule of credit quality by asset class, based on the Bank's credit rating system

As of December 31, 2017:

	Default
	1 to 29	30 to 59	60 to 89
	days	days	days
	MCh$	MCh$	MCh$
Loans and advances to banks	6,880	—	—
Subtotal past-due loans and advances to banks	6,880	—	—
Commercial loans	183,374	34,457	53,224
Import-export financing	19,628	2,403	647
Factoring transactions	30,204	3,723	748
Commercial lease transactions	52,365	12,407	2,144
Other loans and receivables	1,195	599	724
Residential mortgage loans	143,619	56,422	26,365
Consumer loans	203,692	91,928	38,320
Subtotal past-due loans to customers	634,077	201,939	122,172
Total	640,957	201,939	122,172

As of December 31, 2018:

	Default
	1 to 29	30 to 59	60 to 89
	days	days	days
	MCh$	MCh$	MCh$
Loans and advances to banks	273	—	—
Subtotal past-due loans and advances to banks	273	—	—
Commercial loans	132,707	40,823	27,527
Import-export financing	13,892	2,194	618
Factoring transactions	44,106	7,540	726
Commercial lease transactions	92,057	6,166	3,230
Other loans and receivables	1,462	777	470
Residential mortgage loans	154,751	67,257	24,653
Consumer loans	217,923	102,752	40,782
Subtotal past-due loans to customers	656,898	227,509	98,006
Total	657,171	227,509	98,006

Schedule of aging analysis of loans

As of December 31, the aging analysis of loans is as follows:

Past due but not impaired(*)
	Neither			Over
	past due		Over 30 days	60 days
	or	Up to	and up to	and up to	Over
As of	impaired	30 days	60 days	90 days	90 days	Total
December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2017	23,928,184	533,690	134,316	37,292	2,008	24,635,490
2018	26,376,542	538,681	145,130	37,371	2,566	27,100,290

(*)   These amounts include installments that are overdue, plus the remaining balance of principal and interest on such loans.

Schedule of book value of loans with renegotiated terms

	2017	2018
	MCh$	MCh$
Financial assets
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to customers, net
Commercial loans	191,314	192,646
Residential mortgage loans	17,400	14,463
Consumer loans	367,350	362,562
Subtotal	576,064	569,671
Total renegotiated financial assets	576,064	569,671

Schedule of amortized costs and net loss of modified financial assets

2018
MCh$
Amortised costs of financial assets modified during the period	912,646
Net modification loss	298,761

Schedule of gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the period

	December 31, 2018
	Post modification		Pre-modification
	Gross carrying amount	Corresponding ECL	Gross carrying amount	Corresponding ECL
	MCh$	MCh$	MCh$	MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	14,888	1,356	15,113	4,988
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	1,515	540	1,512	206

Schedule of use of MAR

The use of MAR within year 2018 is illustrated below (LCCY = local currency; FCCY = foreign currency):

	MAR LCCY + FCCY		MAR FCCY
	MMM$		MMUS$
	1 – 30 days	1 – 90 days	1 – 30 days	1 – 90 days
Maximum	3,432	5,530	1,921	3,278
Minimum	1,893	3,653	476	1,691
Average	2,621	4,794	1,411	2,606

Schedule of use of Cross Currency Funding	The use of Cross Currency Funding within year 2018 is illustrated below:

Cross Currency Funding
MMUS$
Maximum	4,377
Minimum	2,384
Average	3,300

Schedule of financial ratios

As an example, the state of the following ratios along the year 2018 is illustrated below:

	Liquid Assets/	Liabilities>1y/	Deposits/
	Net Funding <1y	Assets >1y	Loans
Maximum	95%	77%	64%
Minimum	74%	74%	59%
Average	86%	76%	61%

Schedules for calculation of C46 regulatory information

Foreign Currency balance sheet items:	1‑30 days C46 index < 1 x Tier‑1 Capital
All Currencies balance sheet items:	1‑30 days C46 index < 1 x Tier‑1 Capital
All Currencies balance sheet items:	1‑90 days C46 index < 2 x Tier‑1 Capital

The use of this index in year 2018 is illustrated below:

	Adjusted C46 All CCYs		Adjusted C46 FCCY
	as part of Tier-1 Capital		as part of Tier-1 Capital
	1 – 30 days	1 – 90 days	1 – 30 days
Maximum	0.65	0.90	0.37
Minimum	0.29	0.55	0.24
Average	0.44	0.74	0.31
Regulatory Limit	1.0	2.0	1.0

Schedule of the LCR and the NSFR

The state of the LCR and the NSFR along the year 2018 is illustrated below:

	LCR		NSFR
Maximum	1.09		1.02
Minimum	0.78		0.95
Average	0.91		0.99
Regulatory Limit	0.6	(*)	N/A

(*) This is the minimum level that banks must comply starting year 2019 and then is increased by 0.1 per year up to the maximum of 1 as of year 2023.

Schedule of contractual maturity of financial liabilities

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2017
Current accounts and other demand deposits	8,915,706	—	—	—	—	—	8,915,706
Transactions in the course of payment	29,871	—	—	—	—	—	29,871
Instruments sold under repurchase agreements and security lending	194,539	750	—	—	—	—	195,289
Savings accounts and time deposits	5,097,833	2,509,694	2,555,579	21,536	311	219	10,185,172
Full delivery derivative transactions	172,323	136,729	1,166,598	937,050	1,582,890	531,309	4,526,899
Borrowings from financial institutions	260,272	242,515	613,159	73,852	—	—	1,189,798
Other financial obligations	295	918	10,921	24,038	686	154	37,012
Debt instruments issued	47,375	165,359	728,035	1,279,275	1,500,632	3,931,034	7,651,710
Total (excluding non-delivery derivative transactions)	14,718,214	3,055,965	5,074,292	2,335,751	3,084,519	4,462,716	32,731,457
Non - delivery derivative transactions	112,011	100,247	1,141,610	816,847	325,199	1,115,676	3,611,590

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and other demand deposits	9,584,488	—	—	—	—	—	9,584,488
Transactions in the course of payment	44,436	—	—	—	—	—	44,436
Instruments sold under repurchase agreements and security lending	292,231	1,440	5,137	—	—	—	298,808
Savings accounts and time deposits	5,344,294	1,981,221	3,152,103	373,398	619	132	10,851,767
Full delivery derivative transactions	351,496	190,643	648,870	582,628	536,506	592,303	2,902,446
Borrowings from financial institutions	97,661	268,795	946,950	183,206	—	—	1,496,612
Other financial obligations	92,896	730	4,857	18,406	366	35	117,290
Debt instruments issued	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Total (excluding non-delivery derivative transactions)	15,909,209	2,710,494	5,482,641	2,568,404	2,437,020	4,896,012	34,003,780
Non - delivery derivative transactions	297,613	604,200	1,028,798	712,286	593,431	1,209,282	4,445,610

Schedule of use of VaR	The use of VaR within year 2018 is illustrated below:

Value-at-Risk
99% confidence level
MMUS$
Maximum	1,401
Minimum	379
Average	783

Schedule of use of EaR	The use of EaR within year 2018 is illustrated below:

12-months Earnings-at-Risk
97.7% confidence level
3 months defeasance period
MCh$
Maximum	33,197
Minimum	24,941
Average	26,738

Schedule of banking book interest rate exposure by contractual maturity

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2017
Cash and due from banks	1,028,014	—	—	—	—	—	1,028,014
Transactions in the course of collection	223,360	—	—	—	—	—	223,360
Securities borrowed or purchased under agreements to resell	19,992	—	—	—	—	—	19,992
Derivative instruments under hedge-accounting treatment	30,328	146,775	225,883	335,756	51,087	539,283	1,329,112
Inter-banking loans	533,101	49,573	150,253	31,920	—	—	764,847
Customer loans	4,669,573	2,595,012	5,636,496	5,619,230	3,089,002	8,591,253	30,200,566
Financial assets available-for-sale	9,134	37,851	950,199	222,522	216,058	169,144	1,604,908
Total assets	6,513,502	2,829,211	6,962,831	6,209,428	3,356,147	9,299,680	35,170,799

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2018
Cash and due from banks	844,173	—	—	—	—	—	844,173
Transactions in the course of collection	151,701	—	—	—	—	—	151,701
Securities borrowed or purchased under agreements to resell	3,161	—	—	—	—	—	3,161
Derivative instruments under hedge-accounting treatment	20	140,631	253,266	176,330	229,092	717,331	1,516,670
Inter-banking loans	1,262,749	79,199	133,689	24,337	—	—	1,499,974
Customer loans	2,305,334	2,311,297	5,784,455	8,402,372	3,923,096	9,721,138	32,447,692
Financial Assets at Fair Value through OCI	48,469	153,479	408,390	146,136	58,093	230,003	1,044,570
Total assets	4,615,607	2,684,606	6,579,800	8,749,175	4,210,281	10,668,472	37,507,941

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2017
Current accounts and demand deposits	8,959,941	—	—	—	—	—	8,959,941
Transactions in the course of payment	—	—	—	—	—	—	—
Securities loaned or sold under repurchase agreements	10,267	—	—	—	—	—	10,267
Savings accounts and interest-bearing deposits	5,294,456	2,317,792	2,555,579	21,536	311	219	10,189,893
Derivative instruments under hedge-accounting treatment	352	3,968	286,519	452,960	75,237	600,507	1,419,543
Inter-banking borrowings	506,703	553,663	129,431	—	—	—	1,189,797
Long-term debt (*)	158,085	266,895	727,798	1,217,226	1,349,337	3,930,440	7,649,781
Other liabilities	146,726	918	10,921	24,038	686	154	183,443
Total liabilities	15,076,530	3,143,236	3,710,248	1,715,760	1,425,571	4,531,320	29,602,665

		Between 1
	Up to 1	and 3	Between 3 and	Between 1	Between 3	More than 5
	month	months	12 months	and 3 years	and 5 years	years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2018
Current accounts and demand deposits	9,622,073	—	—	—	—	—	9,622,073
Transactions in the course of payment	—	—	—	—	—	—	—
Securities loaned or sold under repurchase agreements	6,963	—	—	—	—	—	6,963
Savings accounts and interest-bearing deposits	5,273,096	1,981,221	3,152,103	373,398	619	71,330	10,851,767
Derivative instruments under hedge-accounting treatment	115	144,525	243,151	187,522	222,201	715,536	1,513,050
Inter-banking borrowings	97,661	268,795	946,950	183,206	—	—	1,496,612
Long-term debt (*)	101,707	267,665	724,724	1,410,766	1,899,529	4,303,542	8,707,933
Other liabilities	92,896	730	4,857	18,406	366	35	117,290
Total liabilities	15,194,511	2,662,936	5,071,785	2,173,298	2,122,715	5,090,443	32,315,688

(*)   Amounts shown here are different from those reported in the liabilities report which is part of the liquidity analysis, due to differences in the treatment of mortgage bonds issued by the Bank in both reports.

Schedule of Adverse scenario market factors fluctuations

	CLP	CLP	CLF	CLF	USD Offshore 3m	Spread USD On/Off
	Derivatives	Bonds	Derivatives	Bonds	Derivatives	Derivatives
	(bps)	(bps)	(bps)	(bps)	(bps)	(bps)
< 1 year	4	20	(26)	(10)	7	301
> 1 year	7	19	(6)	(18)	5	34

bps = basis points

Schedule of Potential Profit and Loss Impact on Trading Book

Most Adverse Stress Scenario P&L Impact
Trading Book
(MCh$)

CLP Interest Rate/Swap Yield		(683)
Derivatives	54
Debt instruments	(737)
CLF Interest Rate/Swap Yield		58
Derivatives	84
Debt instruments	(26)
Interest rate USD, EUR, JPY, etc. offshore		145
Domestic/offshore interest rate spread USD, EUR, JPY		(12,762)
Total Interest rates/Swap Yields		(13,242)
Total FX		13
Total FX Options		(13)
Total		(13,242)

Schedule of NRFF impact on accrual book for next 12-months

The impact of such fluctuations in the Accrual portfolio for the next 12 months as of December 31, 2018, which is not necessarily a gain/loss but greater/lower net revenue from funds (resulting net interest rate generation), is illustrated below:

12‑Months NRFF(*) Impact Accrual Book

(MCh$)

Impact due to inter-banking yield curve shock	(122,334)
Impact due to spreads shocks	(7,320)
Higher / (Lower) NRFF	(129,654)

(*)   Net revenues from funds

Schedule of risk weighted assets, Basic Capital ratio and Regulatory Capital ratio

	Consolidated assets		Risk-weighted assets
	2017	2018	2017	2018
	MCh$	MCh$	MCh$	MCh$
Balance sheet assets (net of provisions)
Cash and due from banks	1,057,393	880,081	5,699	13,084
Transactions in the course of collection	255,968	289,194	95,210	186,536
Financial Assets held-for-trading	1,538,578	1,745,366	148,641	134,412
Cash collateral on securities borrowed and reverse repurchase agreements	91,641	97,289	91,641	97,289
Derivative instruments (*)	1,469,083	1,310,262	927,837	916,798
Loans and advances to banks	760,021	1,494,384	312,806	313,524
Loans to customers, net	24,955,692	27,341,254	21,908,281	24,102,808
Financial assets available-for-sale	1,526,315	—	325,209	—
Financial assets at fair value through OCI	—	1,053,191	—	356,568
Investments in other companies	35,771	42,252	38,041	44,561
Intangible assets	72,455	85,471	39,045	52,061
Property and equipment	216,259	215,872	216,259	215,872
Investment properties	14,306	13,938	—	—
Current tax assets	23,032	677	2,303	68
Deferred tax assets	161,265	192,840	26,740	27,792
Other assets	604,800	651,691	547,974	673,380
Subtotal	32,782,579	35,413,762	24,685,686	27,134,753

Off-balance-sheet assets
Contingent loans	3,972,260	4,266,821	2,382,653	2,559,197
Total	36,754,839	39,680,583	27,068,339	29,693,950

(*)   Financial derivative contracts are presented as an equivalent credit risk for the purposes of calculating consolidated assets.

The amounts and ratios determined for the limit of basic capital and effective equity as of December 2017 and 2018, are:

	As of December 31,
	2017	2018
	MCh$	MCh$

Basic capital (*) (**)	3,105,714	3,304,152
Effective equity	3,934,727	4,129,999
Total consolidated assets (**)	37,017,702	39,989,595
Total consolidated assets weighted by credit risk	27,068,339	29,693,950

(*)   The Basic Capital corresponds to the equity of the owners of the Bank in the Consolidated Statement of Financial Position.

(**) The total consolidated assets is in accordance with Chilean Generally Accepted Accounting Principles as issued by the Chilean Superintendency of Banks and Financial Institutions (“SBIF”). As a result, is not directly comparable with this Consolidated Statement of Financial Position.

These ratios as of December 31, 2017 and 2018 were:

	Ratio
	As of December 31,
	2017	2018
	%	%

Basic capital / consolidated assets	8.39	8.26
Effective equity / consolidated assets weighted by risk	14.54	13.91